Document and Entity Information	Mar. 27, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 27, 2020
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Aircastle LTD
Entity Incorporation, State or Country Code	D0
Entity File Number	001-32959
Entity Tax Identification Number	98-0444035
Entity Address, Address Line One	c/o Aircastle Advisor LLC
Entity Address, Address Line Two	201 Tresser Blvd, Suite 400
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06901
City Area Code	203
Local Phone Number	504-1020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001362988
Title of 12(b) Security	Common Shares, par value $0.01 per share
Trading Symbol	AYR
Security Exchange Name	NYSE